FAIR VALUE MEASUREMENTS - Monte Carlo Simulation Model (FY) (Details)	Dec. 31, 2020 $ / shares d	Sep. 30, 2020 d $ / shares	Aug. 13, 2020 $ / shares d
Risk-free interest rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input	0.51	0.38	0.42
Trading days per year
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input | d	252	252	252
Expected volatility
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input	15.8	20.4	20.6
Exercise price
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input	11.50	11.50	11.50
Stock Price
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input	10.08	9.41	9.43